Barclays PLC parent company balance sheet (Narrative) (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)		Jan. 01, 2018 GBP (£)	Dec. 31, 2017 GBP (£)		Dec. 31, 2016 GBP (£)
Consolidated and separate financial statements [line items]
Subordinated liabilities				£ 20,095	[1]		£ 23,826	[1],[2]	£ 23,383
Debt securities in issue				78,404			73,314	[2]
Retained earnings				25,441			27,536	[2]
Barclays PLC
Consolidated and separate financial statements [line items]
Investments in subsidiaries				55,379			39,354
Increase (decrease) in investment in subsidiaries	£ 16,025
Loans and advances to subsidiaries				27,776			23,970
Subordinated liabilities				6,606			6,501
Debt securities in issue				27,883			22,110
Increase (decrease) in equity	(7,737)
Retained earnings				21,650			7,737
Barclays PLC | Available for sale reserve [member] | IFRSs 9 [member]
Consolidated and separate financial statements [line items]
Retained earnings						£ 86
Barclays PLC | Barclays Bank UK Plc [Member]
Consolidated and separate financial statements [line items]
Increase (decrease) in investment in subsidiaries	2,000
Barclays PLC | Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Increase (decrease) in investment in subsidiaries	£ 14,025
Barclays PLC | Senior Notes [Member] | Fixed interest rate [member]
Consolidated and separate financial statements [line items]
Debt securities in issue			€ 1,055	1,500
Barclays PLC | Senior Notes [Member] | Fixed or Floating Interest Rate [Member]
Consolidated and separate financial statements [line items]
Debt securities in issue		$ 600		4,500
Barclays PLC | AT1 Securities [member]
Consolidated and separate financial statements [line items]
Investments in subsidiaries				£ 8,986			£ 8,986

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.